Basis of presentation and going concern	12 Months Ended
Dec. 31, 2021
Basis of presentation [abstract]
Basis of presentation and going concern

2.Basis of presentation and going concern

The Company prepares its consolidated financial statements on a going concern basis in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and IFRS Interpretations Committee (“IFRIC”) which the Canadian Accounting Standards Board has approved for incorporation into Part I of the Chartered Professional Accountants Canada Handbook. These consolidated financial statements have been prepared under the historical cost method, except for certain financial instruments measured at fair value. In preparing these financial statements, management has considered all available information about the future, which is at least, but not limited to, twelve months from year-end. Significant accounting judgments and estimates used by management in the preparation of these consolidated financial statements are presented in Note 4.

These consolidated financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assume that the Company will be able to realize its assets and discharge its liabilities in the normal course of operations as they come due for the foreseeable future. The Company had a working capital deficit of $22.1 million, including cash and cash equivalents of $2.9 million as at December 31, 2021. During the year ended December 31, 2021, the Company reported a net loss of $160.6 million, including inventory write-downs, and impairment to property, plant, and equipment of $40.7 million and $56.0 million, respectively. At December 31, 2021, the Company does not have sufficient liquidity on hand to fund its operations for the next twelve months and will require further financing to meet its financial obligations and execute on its business plans at its mining operations.

The Company was progressing the Relief Canyon Mine to full production after declaring commercial production on January 11, 2021, however operational performance has been inconsistent since that time. Differences observed between the modelled (planned) and mined (actual) ore tonnage and carbonaceous material identified in the early phases of the mine plan resulted in significantly lower than previously expected cash flows and gold production at the Relief Canyon Mine, which was placed under temporary mining suspension effective August 13, 2021. The Company has also restarted production at the Cosalá Operations following the signing of a reopening agreement with the Mexican government on July 6, 2021.

Continuance as a going concern is dependent upon the Company’s ability to achieve profitable operations, obtain adequate equity or debt financing, or, alternatively, dispose of its non-core properties on an advantageous basis, among other things. During 2020 and 2021, the Company was successful in raising funds through equity offerings, debt arrangements, convertible debentures, and registered a shelf prospectus in January 2021. The Company issued an aggregate of $18.8 million CAD in convertible debentures during 2021 and commenced an at-the-market equity offering on the New York Stock Exchange American in May 2021 for gross proceeds of up to $50 million to fund the Company’s planned operations (see Note 18), and believes it will be able to raise additional financing as needed. While it has been successful in the past in obtaining financing for its operations, there is no assurance that it will be able to obtain adequate financing in the future. The ability to raise additional financing, to achieve cash flow positive production at the Cosalá Operations, allowing the Company to generate sufficient operating cash flows, are significant judgments in these consolidated financial statements.

Page | 9

Americas Gold and Silver Corporation
Notes to the consolidated financial statements
For the years ended December 31, 2021 and 2020
(In thousands of U.S. dollars, unless otherwise stated)

As a result, several material uncertainties cast substantial doubt upon the going concern assumption, including cash flow positive production at the Cosalá Operations, and ability to raise additional funds as necessary to fund operations and meet obligations as they come due.

These consolidated financial statements do not reflect any adjustments to carrying values of assets and liabilities and the reported expenses and consolidated statement of financial position classification that would be necessary should the Company be unable to continue as a going concern. Such adjustments could be material.